Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Disclosure Basic And Diluted Earnings Per Share Computation [Abstract]
Net income	$ 1,078	$ 1,298	$ 1,912
Weighted-average common and ordinary shares outstanding	775	778	787
Dilutive effect of equity plans	2	1	2
Diluted weighted-average shares outstanding	777	779	789
Basic earnings per share (USD per share)	$ 1.39	$ 1.67	$ 2.43
Diluted earnings per share (USD per share)	$ 1.39	$ 1.67	$ 2.42
Anti-dilutive stock options excluded from diluted earnings per share computations	4	8	9